Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares U.S. ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 10, 2014
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2014